FINANCIAL INSTRUMENTS (Accounting for Derivative Instruments and Hedging Activities) (Details) (USD $) In Millions, unless otherwise specified			1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2009 TRN [Member]	Dec. 31, 2010 Commodity Contract [Member]	Dec. 31, 2009 Commodity Contract [Member]	Dec. 31, 2010 Commodity Forward Contract Crude Oil [Member] MMbls	Dec. 31, 2009 Commodity Forward Contract Crude Oil [Member] MMbls	Dec. 31, 2010 Commodity Forward Contract Natural Gas [Member] mmbtu	Dec. 31, 2009 Commodity Forward Contract Natural Gas [Member] mmbtu	Dec. 31, 2010 Commodity Contract Ethane [Member] MMbls	Dec. 31, 2009 Commodity Contract Ethane [Member] MMbls	Dec. 31, 2010 Commodity Contract Naphtha [Member] kilotons	Dec. 31, 2009 Commodity Contract Naphtha [Member] kilotons	Dec. 31, 2010 Commodity Contract Natural Gas [Member] mmbtu	Dec. 31, 2009 Commodity Contract Natural Gas [Member] mmbtu	Dec. 31, 2010 Foreign Currency Contract [Member]	Dec. 31, 2009 Foreign Currency Contract [Member]	Dec. 31, 2010 Interest Rate Contract [Member]	Dec. 31, 2009 Interest Rate Contract [Member]
Financial Instruments [Line Items]
AOCI, Net gain (loss) in cash flow hedging instruments				$ 3	$ 0											$ (4)	$ (5)	$ (2)	$ (2)
Notional Amount of Interest Rate Derivatives																		0	30
Notional amount of foreign currency derivatives	827	645
Loss on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring			(56)
Nonmonetary notional amount of price risk cash flow hedge derivatives						0.1	0.7	2.7	2.0	1.6	0.0	0	50
AOCI, Net gain (loss) in net investment in foreign operations	70	(56)
Notional amount of outstanding foreign-currency denominated debt designated as net foreign investment hedges	1,250	1,879
Derivative, nonmonetary notional amount										3.8	0.9			12.0	2.8
Notional U.S. dollar equivalent of nondesignated foreign exchange contracts	$ 13,944	$ 15,312